Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral (Tables)	12 Months Ended
Oct. 31, 2025
Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, And Collateral [Abstract]
Summary of Bank's Provisions
The following table summarizes

the Bank’s provisions recorded in other liabilities.
Provisions
(millions of Canadian dollars) Legal, Regulatory,

Restructuring and Other Total
Balance as at November 1, 2024 $ 236 $ 2,396 $ 2,632
Additions 701 143 844
Amounts used (492) (2,272) (2,764)
Release of unused amounts (15) (55) (70)
Foreign currency translation adjustments

and other
(12) 53 41
Balance as at October 31, 2025, before

allowance for
credit losses for off-balance sheet instruments $ 418 $ 265 $ 683
Add: Allowance for credit losses for off-balance

sheet instruments
1 1,052
Balance as at October 31, 2025 $ 1,735
Refer to Note 8 for further details.

Summary of Credit Instruments
The values of credit instruments reported as

follows represent the maximum amount

of additional credit that the Bank could

be obligated to extend should
contracts be fully utilized.
Credit Instruments
(millions of Canadian dollars) As at
October 31 October 31
2025 2024
Financial and performance standby letters

of credit
$ 48,348 $ 44,463
Documentary and commercial letters

of credit
321 337
Commitments to extend credit
1
Original term-to-maturity of one year or less 96,042 76,060
Original term-to-maturity of more than one

year
244,078 245,846
Total $ 388,789 $ 366,706
1

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.

Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged
Details of assets pledged against liabilities

and collateral assets held or repledged are

shown in the following table:
Sources and Uses of Pledged Assets

and Collateral
(millions of Canadian dollars) As at

October 31 October 31
2025 2024
Sources of pledged assets and collateral
Bank assets

Interest-bearing deposits with banks $ 5,700 $ 6,161
Loans 213,125 205,337
Securities 236,430 240,425
Other assets 262 238
455,517 452,161
Third-party assets
1
Collateral received and available for sale or

repledging
439,278 364,178
Less: Collateral not repledged (84,094) (73,996)
355,184 290,182
810,701 742,343
Uses of pledged assets and collateral 2
Derivatives 18,709 15,964
Obligations related to securities sold

under repurchase agreements
204,710 186,777
Securities borrowing and lending 170,642 137,292
Obligations related to securities sold

short
37,320 34,336
Securitization 44,674 36,806
Covered bond 69,695 76,698
Clearing systems, payment systems, and depositories 11,048 10,540
Foreign governments and central banks 20 26
Other 95,851 124,408
652,669 622,847
Assets pledged but not encumbered 3 158,032 119,496
Total $ 810,701 $ 742,343
1
Includes collateral received from reverse repurchase agreements, securities lending,

margin loans, and other client activity.
2 Includes $ 68

billion of on-balance sheet assets that the Bank has pledged and that the counterparty can subsequently repledge as at October 31, 2025 (October 31, 2024 – $
63.7

billion).
3
Represents assets pledged as pre-positioned collateral or to generate unused borrowing capacity with the U.S. Federal Reserve

Bank and the FHLB system.